Note 17 - Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended		3 Months Ended
	Feb. 01, 2015	May 01, 2015	Mar. 31, 2015
Subsequent Event [Member] | Tir Entities [Member]
Note 17 - Subsequent Events (Details) [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	49.90%
Payments to Acquire Businesses, Gross	$ 52.6
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Subsequent Event [Member] | Hydrostatic Business [Member]
Note 17 - Subsequent Events (Details) [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		51.00%
Payments to Acquire Businesses, Gross		10.7
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, High		9.5
Subsidiary of Limited Liability Company or Limited Partnership Right to Purchase Ownership Interest		49.00%
Business Combination Maximum Purchase Price of Remaining Ownership Interest		28
Scenario, Forecast [Member]
Note 17 - Subsequent Events (Details) [Line Items]
Increase Decrease in Management Fee Revenue from Prior Comparative Period			$ 0.3